Dividends	12 Months Ended
Jun. 30, 2023
Disclosure of Dividends [Abstract]
Dividends

Note 12. Dividends

There were no dividends paid, recommended, or declared during the financial years ended 30 June 2023 and 30 June 2022. The Company has no franking credits available as at 30 June 2023 and 30 June 2022.